Label	Element	Value
Smead International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Smead International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Smead International Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts and waivers is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 33 of the Smead Funds’ Statutory Prospectus, under “Exhibit A – Sales Charge Waivers” beginning on page 60 of the Smead Funds’ Statutory Prospectus, and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 40 of the Smead Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses (before fee waivers/expense reimbursements) may not correlate to the ratio of expenses to average net assets (before waivers and recoupment of expenses) as reported in the “Financial Highlights” section of this Prospectus because the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, under normal market circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the stock of non-U.S. companies. For this purpose, a “non-U.S.” company means (i) a company whose primary listing is on a non-U.S. exchange or (ii) a company whose stock is U.S.-listed but that derives a majority of its revenue from products, investments or services outside the U.S.
The Fund intends to maintain approximately 25-30 companies in its portfolio and will invest primarily in the common stocks of large capitalization (“large-cap”) non-U.S. companies in developed countries. The Fund considers large-cap companies to be those publicly traded companies with market capitalizations exceeding $5 billion at the time of purchase. The Fund may also invest in mid-cap and small-cap companies. The Fund considers mid-cap companies to be those publicly traded companies with market capitalizations between $3 billion and $5 billion at the time of purchase, and small-cap companies to be those publicly traded companies with market capitalizations between $1 billion and $3 billion at the time of purchase. In addition to common stocks, the Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
The Fund intends to invest in multiple countries outside the United States. The Fund may invest significantly (more than 10% of its net asset value) in Canada, Germany, Italy and the United Kingdom.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non-essential by consumers), financials (financial services provided to retail and commercial customers), media (music production and telecom services), materials (mining and metals, chemicals and forest products), energy (services related to the production and supply of energy) and real estate (services related to real estate development and leasing).
The Adviser selects the Fund’s investments by screening non-U.S. companies, regardless of capitalization, using the following eight criteria:
Required over entire holding period:
•	products or services that meet a clear economic need;
•	strong competitive advantage (barriers to entry);
•	long history of profitability and strong metrics;
•	generates high levels of cash flow;
•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required:
•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
•	strong balance sheet; and
•	strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high-quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. When a security is purchased, the Adviser frequently monitors the security for large price declines in an effort to protect from single stock risk on new investments. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations as a mutual fund on January 12, 2022. The Fund succeeded to substantially all of the assets and liabilities of the International Value Predecessor Fund, in exchange solely for Class I1 shares of the Fund, on January 11, 2022 (the “Reorganization”). Smead Private Fund Advisers, LLC, an affiliate of the Adviser, was the General Partner for the International Value Predecessor Fund since its inception on January 12, 2015. The International Value Predecessor Fund was managed by the same individuals who currently serve as the Fund’s portfolio managers. The Fund’s investment objectives, policies, guidelines and restrictions are materially equivalent to those of the International Value Predecessor Fund. Prior to the Reorganization, the International Value Predecessor Fund was an unregistered entity that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result, the International Value Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which if applicable, might have adversely affected the performance of the International Value Predecessor Fund. The International Value Predecessor Fund used a unitized net asset value (NAV) method to compute the performance on a net return-basis which is different from the SEC standard formula for calculating performance. For periods prior to the date of the Reorganization, the performance of each share class presented below represents the performance of the International Value Predecessor Fund as a whole, restated to account for sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each share class (if any). For periods on and after the date of the Reorganization, the performance of each share class represents the actual performance of each such share class of the Fund.
Please note that the bar charts and the best and worst performance quarters shown below do not reflect sales charges applicable to certain classes of Fund shares. Returns of different Fund share classes will differ depending on the sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each class (if any). Fees and expenses of Class I1 shares are lower than those of Investor Class shares, Class A shares and Class C shares. As a result, the performance for the Investor Class shares, Class A shares and Class C shares would be lower than the performance shown for Class I1 shares. For the remaining two share classes – Class 12 and Class Y – because the fees and expenses for these share classes are lower than those of the Class I1 shares, the performance for the Class 12 and Class Y shares would be higher than the performance shown for Class I1.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://smeadcap.com/smead-international-value-fund/ or by calling the Fund toll-free at 877-807-4122.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-807-4122
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://smeadcap.com/smead-international-value-fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I1 Shares Calendar Year Returns as of December 31, 2024
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Please note that the bar charts and the best and worst performance quarters shown below do not reflect sales charges applicable to certain classes of Fund shares. Returns of different Fund share classes will differ depending on the sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each class (if any).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Class I1 shares of the Fund as of December 31, 2024 was 4.83%. During the period shown in the bar chart, the best performance for a quarter was 35.40% (for the quarter ended December 31, 2020) and the worst performance was (38.99)% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I1 shares only for periods after the Reorganization, and will vary for the other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown for Class I1 shares only for periods after the Reorganization, and will vary for the other share classes. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.

Smead International Value Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Smead International Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Smead International Value Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Foreign Securities Risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Smead International Value Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Currency Risk. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Smead International Value Fund | Foreign Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Foreign Tax Risk. Investing in foreign countries present risks that the Fund or its investments may be subject to taxes that may adversely affect the Fund’s investment performance. Such taxes may be imposed suddenly or in an unpredictable manner, or pursuant to new interpretations. Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the Fund’s income.

Smead International Value Fund | Geographic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Geographic Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Smead International Value Fund | Europe and United Kingdom Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Europe and United Kingdom Risk. The value of the Fund’s assets may be adversely affected by, among other things, the social, political, regulatory, economic and other events or conditions affecting Europe and the United Kingdom (“U.K.”). Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, one or more countries may abandon the euro and/or withdraw from the EU creating continuing uncertainty in the currency and financial markets generally. The UK withdrew from the EU on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Smead International Value Fund | Canadian Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Canadian Risk. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent upon trading with its key partners, including the United States. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Smead International Value Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Smead International Value Fund | Value Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Value Style Risk. Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Smead International Value Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Convertible Securities Risk. The risks associated with an investment in warrants, which are a form of convertible security, include the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

Smead International Value Fund | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Media Sector Risk. The media sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless telecommunication services industry can be significantly affected by failures to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. The media and entertainment industry can be significantly affected by technological advances and government regulation.
Materials Sector Risk. The materials sector is subject to changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations, which may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Metals and mining companies could be affected by supply and demand, operational costs, and liabilities for environmental damage.
Energy Sector Risk. The energy sector is subject to swift fluctuations in the price and supply of energy fuels caused by events relating to international politics, energy conservation initiatives, the success of exploration projects, the supply of, and demand for, specific energy-related products or services, and tax and other governmental regulatory policies.
Real Estate Sector Risk. The real estate sector is subject to rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.

Smead International Value Fund | General Market Risk Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
General Market Risk; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels and conflicts in Europe and the Middle East. Uncertainties regarding interest rate levels, political events, trade tensions and the possibility of a national or global recession have also contributed to market volatility. Under these circumstances, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Smead International Value Fund | Equity Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If the Fund holds common stocks of any given issuer, it would generally be exposed to greater risk than if it held preferred stocks and debt obligations of the issuer because common shareholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred shareholders, bondholders and other creditors of such issuers. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Non-U.S. equity markets tend to reflect local economic and financial conditions, and therefore, trends often vary from country to country and region to region.

Smead International Value Fund | Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Company Risk. The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Smead International Value Fund | Large Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

Smead International Value Fund | Mid Capitalization and Small Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Mid-Capitalization and Small-Capitalization Companies Risk. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small- and medium-sized companies may underperform the stocks of larger companies as an asset class.

Smead International Value Fund | Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Correlation Risk. U.S. and non-U.S. markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. Thus, investing in both U.S.-listed securities (albeit for companies that derive a majority of their revenue from products, investment or services outside the U.S.) and non-U.S. listed securities may lower the portfolio volatility of the Fund. Sometimes, however, global events will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the benefit of such diversification.

Smead International Value Fund | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Volatility Risk. The value of the Fund’s assets may fluctuate significantly over a short period of time. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results in future periods. Changes in the degree of volatility of the market from the Adviser’s expectations may produce material losses to the Fund.

Smead International Value Fund | Trading Suspensions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Trading Suspensions Risk. The United States, other governments, and U.S. and non-U.S. securities exchanges retain the right to suspend or limit trading in securities. Such a suspension might render it impossible for the Adviser to liquidate certain positions promptly and, accordingly, could expose the Fund to losses.

Smead International Value Fund | Access to Information Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Access to Information Risk. The Adviser, particularly in the context of international stocks, is not in a position to confirm the completeness, genuineness or accuracy of the information and data it considers in making investment decisions, and in some cases, complete and accurate information is not available because certain information may be considered proprietary or otherwise confidential. These difficulties make it more difficult for investments to be evaluated and for the value of securities to be accurately determined.

Smead International Value Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund and its service providers can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Smead International Value Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	605
Five Years	rr_ExpenseExampleYear05	1,110
Ten Years	rr_ExpenseExampleYear10	2,498
One Year	rr_ExpenseExampleNoRedemptionYear01	127
Three Years	rr_ExpenseExampleNoRedemptionYear03	605
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,110
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,498
One Year	rr_AverageAnnualReturnYear01	4.72%
Five Years	rr_AverageAnnualReturnYear05	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015
Smead International Value Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
One Year	rr_ExpenseExampleYear01	$ 711
Three Years	rr_ExpenseExampleYear03	1,002
Five Years	rr_ExpenseExampleYear05	1,315
Ten Years	rr_ExpenseExampleYear10	2,198
One Year	rr_ExpenseExampleNoRedemptionYear01	711
Three Years	rr_ExpenseExampleNoRedemptionYear03	1,002
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,315
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,198
One Year	rr_AverageAnnualReturnYear01	(1.45%)
Five Years	rr_AverageAnnualReturnYear05	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015
Smead International Value Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
One Year	rr_ExpenseExampleYear01	$ 203
Three Years	rr_ExpenseExampleYear03	663
Five Years	rr_ExpenseExampleYear05	1,149
Ten Years	rr_ExpenseExampleYear10	2,490
One Year	rr_ExpenseExampleNoRedemptionYear01	203
Three Years	rr_ExpenseExampleNoRedemptionYear03	663
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,490
One Year	rr_AverageAnnualReturnYear01	3.94%
Five Years	rr_AverageAnnualReturnYear05	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015
Smead International Value Fund | Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	367
Five Years	rr_ExpenseExampleYear05	637
Ten Years	rr_ExpenseExampleYear10	1,408
One Year	rr_ExpenseExampleNoRedemptionYear01	117
Three Years	rr_ExpenseExampleNoRedemptionYear03	367
Five Years	rr_ExpenseExampleNoRedemptionYear05	637
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,408
2016	rr_AnnualReturn2016	(8.49%)
2017	rr_AnnualReturn2017	27.55%
2018	rr_AnnualReturn2018	(19.22%)
2019	rr_AnnualReturn2019	22.63%
2020	rr_AnnualReturn2020	9.00%
2021	rr_AnnualReturn2021	39.18%
2022	rr_AnnualReturn2022	2.66%
2023	rr_AnnualReturn2023	15.32%
2024	rr_AnnualReturn2024	4.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.99%)
One Year	rr_AverageAnnualReturnYear01	4.83%
Five Years	rr_AverageAnnualReturnYear05	13.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015
Smead International Value Fund | Class I2 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	352
Five Years	rr_ExpenseExampleYear05	611
Ten Years	rr_ExpenseExampleYear10	1,351
One Year	rr_ExpenseExampleNoRedemptionYear01	112
Three Years	rr_ExpenseExampleNoRedemptionYear03	352
Five Years	rr_ExpenseExampleNoRedemptionYear05	611
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,351
One Year	rr_AverageAnnualReturnYear01	4.85%	[6]
Five Years	rr_AverageAnnualReturnYear05	13.54%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015	[6]
Smead International Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	321
Five Years	rr_ExpenseExampleYear05	557
Ten Years	rr_ExpenseExampleYear10	1,235
One Year	rr_ExpenseExampleNoRedemptionYear01	102
Three Years	rr_ExpenseExampleNoRedemptionYear03	321
Five Years	rr_ExpenseExampleNoRedemptionYear05	557
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,235
One Year	rr_AverageAnnualReturnYear01	4.99%
Five Years	rr_AverageAnnualReturnYear05	13.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015
Smead International Value Fund | Return After Taxes on Distributions | Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.49%	[7]
Five Years	rr_AverageAnnualReturnYear05		[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015	[7]
Smead International Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.60%	[7]
Five Years	rr_AverageAnnualReturnYear05		[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2015	[7]
Smead International Value Fund | MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%
Five Years	rr_AverageAnnualReturnYear05	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[5]
Smead International Value Fund | MSCI ACWI ex-USA (Net) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.54%
Five Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%	[5]

[1]
A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.

[2]
Total Annual Fund Operating Expenses (before fee waivers/expense reimbursements) may not correlate to the ratio of expenses to average net assets (before waivers and recoupment of expenses) as reported in the “Financial Highlights” section of this Prospectus because the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class.

[3]
Pursuant to the terms of an operating expense limitation agreement between the Fund and Smead Capital Management, Inc. (the “Adviser”), the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% for Investor Class shares, 1.42% for Class A shares, 2.00% for Class C shares, 1.15% for Class I1 shares, 1.10% for Class I2 shares and 1.00% for Class Y shares. The Adviser is permitted to recoup management fee waivers and/or expense payments made in the three calendar years from the date fees were waived or expenses were reimbursed, but only if such recoupment does not cause the Fund’s total expense ratio (taking into account the recoupment) to exceed the expense cap at the time such amounts were waived or the Fund’s then current expense cap. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. The current version of the OELA will go into effect April 1, 2025 for a one year period ending March 31, 2026 and, thereafter, will continue for additional successive terms of one year each, unless sooner terminated by the Board of Trustees, provided that such continuation is approved at least annually by the Board. The OELA may only be terminated prior to the end of a term by, or with the consent of, the Board of Trustees.

[4]
The fee waivers/expense reimbursements shown in the table above do not correlate to the fee waivers/expense reimbursements and recoupments shown in the Smead Funds’ SAI because the Fund’s Shareholder Servicing Fee is accrued at the maximum rate possible for each share class, but is then adjusted at the end of the Fund’s fiscal year to reflect the amount actually incurred by each share class. This results in higher Total Annual Fund Operating Expenses being shown in the table above, which in turn impacts the fee waiver/expense reimbursement shown.

[5]	The since inception date is that of the International Value Predecessor Fund, which commenced operations on January 12, 2015.
[6]
As of the date of this Prospectus, the Class I2 shares have not commenced operation. The performance shown for this share class has been created using the performance of Investor Class shares, adjusted to reflect Class I2 expenses.

[7]
Prior to the Reorganization, the International Value Predecessor Fund was an unregistered entity that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the International Value Predecessor Fund is unable to show after-tax returns for periods prior to the Reorganization.